10-Q Notes payable - Schedule of notes payable (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Feb. 18, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes payable
Outstanding balance	$ 573,330		$ 554,723
Less: Unamortized debt discount and deferred financing fees	(8,239)		(6,071)	$ (10,783)
Notes payable, net of unamortized debt discount and deferred financing fees	565,091		548,652	568,620
Less: Notes payable — current	(40,014)		(35,730)	(101,723)
Notes payable — net of current	525,077		512,922	466,897
Senior Secured Notes – 2029
Notes payable
Outstanding balance	500,000		0
Less: Unamortized debt discount and deferred financing fees		$ (1,800)
Senior Secured Notes – 2027
Notes payable
Outstanding balance	50,115		56,597	0
Senior Secured Notes – 2026
Notes payable
Outstanding balance	0		456,815	460,000
Less: Unamortized debt discount and deferred financing fees		$ (4,700)
Amended Needham LOC
Notes payable
Outstanding balance	0		21,910	11,100
ABL Facility – EWB Note
Notes payable
Outstanding balance	12,000		12,000	12,000
Seller note payable
Notes payable
Outstanding balance	4,022		4,093	4,364
Other notes payable
Notes payable
Outstanding balance	$ 7,193		$ 3,308	$ 15,439